Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Variable Trust
Entity Central Index Key	0000822671
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class IA
Shareholder Report [Line Items]
Fund Name	Putnam VT Government Money Market Fund
Class Name	Class IA
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam VT Government Money Market Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA1	$45	0.44%
[1]
Expenses Paid, Amount	$ 45	[1]
Expense Ratio, Percent	0.44%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of December 31, 2025, the seven-day current yield for Class IA shares of the Putnam VT Government Money Market Fund was 3.38% and the seven-day effective yield was 3.43%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund has maintained its positions in repurchase agreements collateralized by U.S. Treasuries and agency mortgage-backed securities. These have been the largest allocations in the Fund, as they satisfy liquidity requirements and provide commensurate yields to alternative investment options. Short-term Treasury and government agency securities with both fixed and floating coupons comprise the rest of the portfolio. In anticipation of the U.S. Federal Reserve (Fed) rate cuts, the Fund looked to lock in fixed rate paper and increase its weighted average maturity at opportunistic times throughout the year. The Fund’s yield fell during the period; a function of the current market environment as the Fed initiated a series of rate cuts in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Net Assets	$ 79,317,247
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 219,272
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$79,317,247
Total Number of Portfolio Holdings	44
Total Management Fee Paid	$219,272

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition (% of Total Investments)
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IB
Shareholder Report [Line Items]
Fund Name	Putnam VT Government Money Market Fund
Class Name	Class IB
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam VT Government Money Market Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB1	$70	0.69%
[2]
Expenses Paid, Amount	$ 70	[2]
Expense Ratio, Percent	0.69%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of December 31, 2025, the seven-day current yield for Class IB shares of the Putnam VT Government Money Market Fund was 3.13% and the seven-day effective yield was 3.17%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund has maintained its positions in repurchase agreements collateralized by U.S. Treasuries and agency mortgage-backed securities. These have been the largest allocations in the Fund, as they satisfy liquidity requirements and provide commensurate yields to alternative investment options. Short-term Treasury and government agency securities with both fixed and floating coupons comprise the rest of the portfolio. In anticipation of the U.S. Federal Reserve (Fed) rate cuts, the Fund looked to lock in fixed rate paper and increase its weighted average maturity at opportunistic times throughout the year. The Fund’s yield fell during the period; a function of the current market environment as the Fed initiated a series of rate cuts in the second half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Net Assets	$ 79,317,247
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 219,272
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$79,317,247
Total Number of Portfolio Holdings	44
Total Management Fee Paid	$219,272

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition (% of Total Investments)
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.